Trade and Other Receivables	12 Months Ended
Dec. 31, 2022
TRADE AND OTHER RECEIVABLES.
Trade and Other Receivables

9.    TRADE AND OTHER RECEIVABLES

a)	The detail of trade and other receivables as of December 31, 2022 and 2021 is as follows:

	Current		Non-current
Trade and Other Receivables, Gross	12-31-2022	12-31-2021	12-31-2022	12-31-2021
	ThCh$	ThCh$	ThCh$	ThCh$
Trade and other receivables, gross	1,586,535,818	767,900,561	703,330,626	515,856,801
Trade receivables, gross	1,437,903,199	694,597,739	529,584,066	442,941,968
Accounts receivable from finance leases, gross	21,037,785	10,735,484	170,338,861	69,873,385
Other receivables, gross	127,594,834	62,567,338	3,407,699	3,041,448

	Current		Non-current
Trade and Other Receivables, Net	12-31-2022	12-31-2021	12-31-2022	12-31-2021
	ThCh$	ThCh$	ThCh$	ThCh$
Trade and other receivables, net	1,509,513,355	688,185,127	691,147,645	515,786,340
Trade receivables, net	1,372,573,201	628,681,800	518,816,944	442,871,507
Accounts receivable from finance leases, net	20,775,688	8,365,583	168,923,002	69,873,385
Other receivables, net (1)	116,164,466	51,137,744	3,407,699	3,041,448
(1)	The detail of other accounts receivable is as follows:

	Current		Non-current
Other receivables, net (1)	12-31-2022	12-31-2021	12-31-2022	12-31-2021
	ThCh$	ThCh$	ThCh$	ThCh$
Accounts receivable from employees	12,929,933	11,808,014	2,779,599	2,522,560
Advances to suppliers and creditors	64,664,538	33,079,980	511,771	514,119
Sale of investment in Sociedad de Inversiones K Cuatro SpA (i)	29,681,532	—	—	—
Others	8,888,463	6,249,750	116,329	4,769
Total	116,164,466	51,137,744	3,407,699	3,041,448

i.See Note 13.3.b.

a.1) Increase in trade and other receivables:

a.1.i) As of December 31, 2022, short-term trade receivables increased by ThCh$743,305,460 compared with December 2021. This variation is mainly due to the following factors: (i) an increase of ThCh$266,843,088 due to the effects of Law No. 21,472, (whose implementation is still pending); (ii) an increase of ThCh$129,508,002 associated with pending billing re-settlements to Electricity Distribution companies; and (iii) an increase of ThCh$200,889,730 due to higher sales and average prices expressed in Chilean Pesos in the Generation and Distribution and Networks segments.

General background:

During the month of January 2022, the limit of US$1,350 million was reached for accounts receivable from regulated customers, as established by Law No. 21,185, which created a Temporary Price Stabilization Mechanism for that segment of customers (see Note 9.a.1.ii). This implied that the mechanism was no longer applied and, as a result, short-term accounts receivable from regulated customers have accumulated since February 2022, for the difference between the theoretical prices based on the conditions established in the contracts with the respective Electricity Distribution companies and the regulated rates currently applied to the end user’s bill.

On August 2, 2022, Law No. 21,472 was published, which created a price stabilization fund and established a new temporary price stabilization mechanism for regulated customers.

Law No. 21,472 establishes a customer protection mechanism aimed at paying differences resulting between the prices of the respective regulated supply contracts and the stabilized price. These differences will be covered by a temporary fund of US$1,800 million through a new instrument known as a Payment Document, issued monthly by the General Treasury of the Republic to electricity generation companies, denominated in United States dollars, adjustable, transferable, with a maximum maturity date of December 2032 and state guarantee. It should be noted that all fund balances generated that are over US$1,350 million as indicated in Law No. 21,185, are recognized as part of the mechanism established in Law No. 21,472.

The fund will be financed through an additional fee charged to end users segmented by consumption level, where customers with a monthly consumption of less than 350 kWh will be exempt from such fee, as well as micro and small companies with monthly consumption up to 1,000 kWh. The fund will be managed by the General Treasury of the Republic, with fiscal contribution of US$20 million per year, effective until December 31, 2032.

The Exempt Resolution No. 86 that establish the technical provisions for implementation of Law No. 21,472 was published on March 14, 2023, that enable the settlement of accounts receivable associated with the implementation of this Law.

a.1.ii) On the one hand, long-term accounts receivable increased by ThCh$86,642,098 with respect to the close of 2021, and this increase is explained primarily by the following: (i) an increase of ThCh$133,652,713 in accounts receivable that the Group should transfer to end customers and then repay to the tariff stabilization fund (by application of Law 21,472); and (ii) a decrease of ThCh$60,431,732 related to new sales of accounts receivable associated with Law 21,185 (see section a.2.II in this same note), which are described as follows:

The law was published on November 2, 2019, by the Ministry of Energy, and creates a Transitory Mechanism to Stabilize Electricity Prices for Customers Subject to Rate Regulation. Pursuant to this law, between July 1, 2019 and December 31, 2020, the prices to be transferred to regulated customers are the price levels defined for the first half of 2019 (Decree 20T/2018) and will be referred to as “Stabilized Price to Regulated Customers” (“PEC” in its Spanish acronym).

Between January 1, 2021 and up to the end of the stabilization mechanism, prices shall be those defined in the semiannual price-setting processes mentioned in article 158 of the Electricity Law, but could not be higher than the adjusted PEC according to the Consumer Price Index beginning on January 1, 2021, based on the same date (adjusted PEC).

The differences to be produced between the billing period while applying the stabilization mechanism and the theoretical billing, considering the price that would have been applied according to the conditions of the respective contracts with the electricity distribution companies, will generate an account receivable in favor of the electricity generation companies, up to a maximum of US$1,350 million until 2023. The limit was reached in January 2022.

All billing differences will be recorded in USD and will not accrue financial remuneration until December 31, 2025. The balance must be recovered by December 31, 2027.

The application of this law generates a greater delay in the billing and collection of sales generated by the Company´s electricity generation segment, with the corresponding financial and accounting impact this situation generates. In the case of the Company´s electricity distribution segment, the financial and accounting effects are neutralized (pass-through principle).

On September 14, 2020, the National Energy Commission published Exempt Resolution No. 340, which modified the technical provisions for the implementation of Law No. 21,185. This resolution clarified that the payment to each supplier “must be allocated to the payment of Balances chronologically, paying from the oldest to the newest Balances,” and not on a weighted basis over the total balances pending payment, as the industry practice had been until that date.

In addition, this resolution established that the payment of balances shall be performed using the US$ exchange rate observed on the sixth business day following publication of the Coordinator’s Balance Payment Chart, instead of the average US$ exchange rate during the billing month, as established up to that moment.

As a result of the abovementioned situations in paragraphs a.1.i) and a.1.ii) and after eliminating transactions between related companies, the accounting effects recorded by the Group are summarized as follows:

-	Classification as current in trade receivables in the amount of ThCh$266,843,088 as of December 31, 2022 (ThCh$0 as of December 31, 2021).
-	Classification as non-current in trade receivables in the amount of ThCh$500,707,110 as of December 31, 2022 (ThCh$415,664,120 as of December 31, 2021) and trade payables for the purchase of energy from suppliers in the amount of ThCh$308,013,985 (ThCh$174,373,938 as of December 31, 2021). See note 24.
-	Lower energy sales revenue of ThCh$6,706,741 as of December 31, 2022 (ThCh$12,245,142 as of December 31, 2021).
-	Lower energy purchase of ThCh$2,088,485 as of December 31, 2022 (ThCh$3,388,944 as of December 31, 2021).
-	Higher finance income of ThCh$7,455,121 as of December 31, 2022 (ThCh$4,802,376 and ThCh$15,328,268 as of December 31, 2021 and 2020). See note 34.
-	Higher finance costs of ThCh$2,235,708 as of December 31, 2022 (higher financial costs ThCh$2,409,504 and ThCh$4,518,268 as of December 31, 2021, and 2020). See note 34.
-	Net gain from foreign currency translation of ThCh$4,801,364 as of December 31, 2022 (corresponding to a gain of ThCh$28,572,166 and a loss of ThCh$25,260,383 of December 31, 2021, and 2020), for the dollarization of accounts receivable pending invoicing. See note 34.

The aforementioned trade and non-trade concepts, while included in the model to determine impairment losses (see Note 3.g.3), have no greater impact at the close of December 31, 2022 and 2021 due to the nature of these items: invoices not yet issued, invoices not yet due, or past due invoices within normal business ranges.

a.2) Assignment of rights and sale of accounts receivable from customers

I.	Distribution Segment
•	On December 28, 2020, Enel Distribución Chile and the Inter-American Investment Corporation entered into a framework agreement by virtue of which Enel Distribución Chile will have the right to assign collection rights from time to time, including a portion of accounts receivable from energy sales to certain customers. As of December 31, 2022, collection rights were assigned for ThCh$265,929,804 (ThCh$324,134,944 as of December 31, 2021). According to the accounting criteria described in note 3.g.6, cash inflows have led to the derecognition of accounts receivable and the recognition of finance costs of ThCh$9,535,442 (ThCh$5,872,765 as of December 31, 2021).

As indicated above, Enel Distribución Chile can continue to make new transfers of collection rights from time to time. The completion of additional transfers of collection rights will depend on Management’s analysis and ongoing evaluation of the cash needs and market conditions.

II.	Generation Segment
•	On January 20, 2021, our subsidiaries Enel Generación Chile and Enel Green Power Chile signed a document called “Joinder”, whereby they became parties to the “Commitment and Engagement Letter” dated December 31, 2020, which is subject to foreign governing law. The “Commitment and Engagement Letter” was entered into by Goldman Sachs & Co. LLC and Goldman Sachs Lending Partners LLC, among others. Subsequently, on January 29, 2021, Enel Generación Chile and Enel Green Power Chile entered into a “Commitment Agreement” (also subject to foreign governing law), with the Inter-American Investment Corporation. The purpose of these agreements is to regulate the terms and conditions for the sale and assignment, by Enel Generación Chile and Enel Green Power Chile of balances generated in their favor (the “Balances”) by applying the transitional electricity price stabilization mechanism to customers who are subject to tariff rate regulation, as established by Law No. 21,185.

Pursuant to the terms and conditions established in the “Sale and Purchase Agreement” (also subject to foreign governing law), entered into and between Enel Generación Chile S.A., Enel Green Power Chile and Chile Electricity PEC SpA., assignments of Balances may be performed by Enel Generación Chile and Enel Green Power Chile from time to time, in favor of Chile Electricity PEC SpA, an unrelated entity which was specifically incorporated for this purpose.

In addition, on January 29, 2021, Enel Generación Chile and Enel Green Power Chile entered into an agreement (subject to foreign governing law) with Chile Electricity PEC SpA referred to as the “Sale and Purchase Agreement” for the sale and assignment of Balances. By virtue of this agreement, Enel Generación Chile and Enel Green Power Chile have agreed to sell and assign to Chile Electricity PEC two groups of Balances for a nominal value of approximately US$158.9 million (ThCh$115,867,879) and US$12.2 million (ThCh$8,666,252) for Enel Generación and Enel Green Power Chile, respectively, totaling ThCh$121,652,067. The sale and assignment of these groups of Balances was effected on February 8, 2021, and March 31, 2021, respectively.

In addition, on June 18, 2021, Enel Generación Chile and Enel Green Power Chile entered into amendments to the aforementioned “Commitment Agreements” entered into with the Inter-American Investment Corporation. The main purpose of these amendments is to recognize new groups of Balances that the companies may sell and assign to Chile Electricity PEC SpA, as well as to make adjustments to reflect the incorporation of a third financing provider to Chile Electricity PEC SpA. Likewise, on June 21, 2021, Enel Generación Chile, Enel Green Power Chile, Goldman Sachs & Co. LLC and Goldman Sachs Lending Partners LLC, among others, agreed to modify the aforementioned “Commitment and Engagement Letter”, to reflect the incorporation of certain entities of the Allianz Group as holders of promissory notes issued by Chile Electricity PEC SpA.

On June 21, 2021, Enel Generación Chile, Enel Green Power Chile, and some entities of the Allianz Group signed a “Fee Letter”, detailing the commitments assumed by the Allianz Group entities to provide financing to Chile Electricity PEC SpA, among other matters, including its amendments. On the same date, Enel Generación Chile, Enel Green Power Chile, and Chile Electricity PEC SpA amended the aforementioned “Sale and Purchase Agreements” in order to regulate the terms and conditions of future sales of Balances that Enel Generación Chile and Enel Green Power Chile may decide to effect.

Detail of sales and disposals:

-On June 30, 2021, Enel Generación Chile and Enel Green Power Chile sold and assigned Balances to Chile Electricity PEC SpA for a nominal value of approximately US$41.7 million (ThCh$30,382,074) and US$2.8 million (ThCh$2,012,670), respectively.

-On March 4, 2022, Enel Generación Chile and Enel Green Power Chile sold and assigned Balances to Chile Electricity PEC SpA for a nominal value of approximately US$17.1 million (ThCh$13,722,935) and US$1.67 million (ThCh$1,335,345), respectively.

-On July 14, 2022, Enel Generación Chile and Enel Green Power Chile sold and assigned Balances to Chile Electricity PEC SpA for a nominal value of approximately US$42.2 million (ThCh$42,652,823) and US$4.36 million (ThCh$2,720,629), respectively.

As a result of the sale and assignment of Balances as of December 31, 2022, Enel Generación Chile and Enel Green Power Chile recognized finance costs of ThCh$12,623,444 and ThCh$1,033,564, respectively (as of December 31, 2021, ThCh$39,919,437 and ThCh$3,458,695, respectively).

As mentioned above, Enel Generación Chile and Enel Green Power Chile may continue to make new sales of Balances from time to time. Whether or not these sales materialize will depend on the analysis that Management performs of the cash needs and prevailing market conditions from time to time.

In addition, in 2022, short-term accounts receivable were sold, which are not related to PEC balances. Enel Generación Chile and Enel Green Power Chile sold and assigned accounts receivable for a nominal amount of ThCh$955,342,410 and ThCh$21,395,481, respectively (ThCh$572,123,608 and $0, respectively, as of December 31, 2021), recognizing a financial cost of ThCh$8,226,102 and ThCh$208,364 (ThCh$682,389 and $0, respectively, as of December 31, 2021).

For the year ended December 31, 2022, the effects of the aforementioned finance costs on the Distribution and Generation segments totaled ThCh$31,626,916 (ThCh$49,933,286 and ThCh$533,615 as of December 31, 2021 and 2020) (see Note 34).

a.3) Others

There are no restrictions on the disposal of these types of accounts receivable in a significant amount.

The Group has one customer in the generation segment whose sales represent 10% or more of its revenue for the years ended December 31, 2022 and 2021:

-	Compañía General de Electricidad S.A.

For amounts, terms and conditions related to accounts receivable due from related parties, refer to Note 10.1.

b)	Financial lease receivables

As of December 31, 2022 and 2021, future collections on financial lease receivables are the following:

	12-31-2022			12-31-2021
	Gross	Interest	Present Value	Gross	Interest	Present Value
	ThCh$	ThCh$	ThCh$	ThCh$	ThCh$	ThCh$
Less than one year	27,550,419	6,512,634	21,037,785	12,574,641	1,839,157	10,735,484
From one to two years	17,871,553	3,383,443	14,488,110	11,492,554	1,833,885	9,658,669
From two to three years	16,507,313	2,477,022	14,030,291	11,377,461	1,628,175	9,749,286
From three to four years	14,941,493	1,865,003	13,076,490	11,308,946	1,056,999	10,251,947
From four to five years	12,640,235	1,314,700	11,325,535	9,494,846	602,282	8,892,564
More than five years	135,444,145	18,025,710	117,418,435	31,618,242	297,323	31,320,919
Total	224,955,158	33,578,512	191,376,646	87,866,690	7,257,821	80,608,869

The amounts correspond to the performance of public lighting projects, mainly for municipalities, and the fleet of electric buses for public transportation with their respective charging stations.

As of December 31, 2022, financial income from lease debtors reached ThCh$1,782,747 (ThCh$1,829,631 and ThCh$1,562,017 as of December 31, 2021 and 2020, respectively).

c)	As of December 31, 2022 and 2021, the analysis of past-due, unpaid trade receivables, but for which no impairment losses have been recorded, is detailed as follows:

	As of December 31,
	2022	2021
Trade accounts receivables due and unpaid, but for which no impairment losses have been recorded	ThCh$	ThCh$
Less than three months	195,879,586	103,142,026
Between three and six months	52,964,326	22,902,308
Between six and twelve months	20,180,791	17,421,962
More than twelve months	54,261,319	51,177,749
Total	323,286,022	194,644,045

d)	The movement of impairment loss of trade receivables, determined according to Note 3.g.3, is detailed as follows:

Current and
Non-current
Trade accounts receivables due and unpaid, with impairment losses	ThCh$
Balance as of January 1, 2021	64,853,003
Increases (decreases) for the year	18,765,175
Amounts written off	(3,884,603)
Increases (decreases) in foreign currency translation differences	52,320
Balance as of December 31, 2021	79,785,895
Increases (decreases) for the year (1)	22,025,354
Amounts written off	(10,915,012)
Increases (decreases) in foreign currency translation differences	(1,334)
Decreases to be classified as held for sale (2)	(1,689,459)
Balance as of December 31, 2022	89,205,444
(1)	During 2022, impairment losses on trade receivables amounted to ThCh$22,025,354, which represents an increase of 17.4% over the prior year (See note 31). This increase is due to the increase in accounts receivable from customers and, as a consequence, the expected credit loss.
(2)	See note 5.2.

Write-offs of doubtful accounts

The write-off of doubtful accounts is performed once all collections proceedings have been exhausted, including judicial proceedings, and proof of the debtors’ insolvency has been obtained. In the case of the Company’s Generation Business, the process normally considers at least one year of proceedings. In the Company’s Distribution Business, the process takes less than 24 months. Overall, the risk of uncollectability and, therefore, the write-off of the Company’s customers, is limited. (See Notes 3.g.3 and 22.5).

e)	Additional Information:
-	Additional statistical information required by CMF Circular No. 715, dated February 3, 2012, (XBRL taxonomy). See Appendix 2.
-	Complementary information on trade receivables, see Appendix 2.1.